Vanguard International High Dividend Yield Index Fund Expense Example - ETF Prospectus [Member] - Vanguard International High Dividend Yield Index Fund	Jan. 31, 2026 USD ($)
ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Expense Example, with Redemption, 10 Years	90
Admiral Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	147
Expense Example, with Redemption, 10 Years	$ 269